Capital Management (Tables)	12 Months Ended
Sep. 30, 2023
Capital Management [Abstract]
Schedule of Policies and Processes for Managing Capital	No changes were made to the objectives, policies and processes for managing capital during the years ended September 30, 2023 and 2022. The total capital is calculated as follows:
		As restated (note 2)
	As at September 30,
	2023	2022
	$	$

Credit facility	(28,747,705)	(30,000,000)
Term loan	(7,718,928)	(10,034,513)
Convertible notes	(11,258,950)	—
Other loan	—	(1,582,780)
Redeemable stock options	(6,102,496)	(6,102,496)
Government grant liabilities	(1,468,296)	(1,409,694)
Contingent consideration payable	—	—
Less: cash	5,056,040	32,025,899
Net debt	(50,240,335)	(17,103,584)

Equity (deficiency) attributable to owners of the capital stock of the parent	7,111,792	33,159,327
	(43,632,367)	16,055,743